Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 1,074,638	$ 477,908	$ 270,029
Receivables, net of allowance for credit losses	215,905	125,672	29,667
Inventory	1,380,265	1,456,249	970,490
Prepaids and other current assets	735,908	306,153	678,642
TOTAL CURRENT ASSETS	3,406,716	2,365,982	1,948,828
NONCURRENT ASSETS
Property and equipment	1,406,973	1,321,931	1,335,112
Less: accumulated depreciation	(988,351)	(857,028)	(812,989)
Net property and equipment	418,622	464,903	522,123
Intangibles	2,794,251	2,792,059	2,443,018
Less: accumulated amortization	(1,146,120)	(810,356)	(503,335)
Net intangibles	1,648,131	1,981,703	1,939,683
Investment in joint venture	40,619	40,689	55,637
Other assets	125,983	86,258	79,604
Right-of-use asset operating	715,603	835,488	296,437
TOTAL NONCURRENT ASSETS	2,948,958	3,409,041	2,893,484
TOTAL ASSETS	6,355,674	5,775,023	4,842,312
CURRENT LIABILITIES
Accounts payable	1,275,992	807,401	396,778
Accrued expenses	808,470	502,001	229,128
Deferred revenue	727,266	1,769,556	1,850,342
Gift card liability	448,087
Current portion of notes payable, net of discount and unamortized deferred loan costs	5,287,058	2,589,976	397,412
Current portion of EIDL loan	565	549	363
Lease liability - operating	175,420	204,051	222,717
TOTAL CURRENT LIABILITIES	8,744,656	5,913,534	3,122,510
LONG-TERM LIABILITIES
Notes payable, net of discount and unamortized deferred loan costs			222,584
EIDL loan	23,661	24,087	24,637
Lease liability, net of current portion - operating	540,183	631,437	73,720
TOTAL LONG-TERM LIABILITIES	563,844	655,524	320,941
TOTAL LIABILITIES	9,308,500	6,569,058	3,443,451
STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred stock, $.001 par value, 50,000,000 and 29,300,000 shares authorized at December 31, 2025 and March 31, 2025, and 0 and 21,688,242 shares issued and outstanding at December 31, 2025 and March 31, 2025, respectively, with liquidation preferences respectively of $0 and $55,536,941 at December 31, 2025 and March 31, 2025		21,688	20,226
Common stock value		8,259	8,250
Additional paid-in capital	66,401,214	61,668,608	48,218,665
SAFE notes			995,518
Accumulated deficit	(69,384,892)	(62,492,590)	(47,843,798)
TOTAL STOCKHOLDERS’ (DEFICIT) EQUITY	(2,952,826)	(794,035)	1,398,861
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	6,355,674	5,775,023	4,842,312
Class A Common Stock
STOCKHOLDERS’ (DEFICIT) EQUITY
Common stock value	26,352	8,259
Class B Common Stock
STOCKHOLDERS’ (DEFICIT) EQUITY
Common stock value	4,500
Related Party
CURRENT LIABILITIES
Due to related party	$ 21,798	$ 40,000	$ 25,770